SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

Convertible Promissory Note

1800 Diagonal Lending LLC. In November 2022, the Company obtained a loan from 1800 Diagonal Lending LLC which netted the Company $100,000 in proceeds. In consideration of such loan, the Company issued a $103,750 face amount convertible promissory note (“1800 Diagonal Note #2”) bearing interest at 10% per annum, with principal and interest due in November 2023. The Company has the right to repay the 1800 Diagonal Note #2 at a premium ranging from 120% to 125% of the face amount. The 1800 Diagonal Note #2 is convertible into shares of the Company’s common stock at a conversion price equal to 65% multiplied by the average of the two lowest trading prices of the Company’s common stock during the 15 trading days prior to the applicable conversion date, any time after May 7, 2023.

Other

Management has evaluated subsequent events through November 14, 2022.

 19. SUBSEQUENT EVENTS

Common Stock Issued for Services

Subsequent to December 31, 2021, the Company issued a total of 600,000 shares of common stock it had become obligated to issue during the year ended December 31, 2021. These shares were valued at $9,000, in the aggregate, and had been included in the Company’s accounts payable at December 31, 2021.

In January 2022, the Company issued 200,000 shares of its common stock pursuant to a consulting agreement with a third party, which shares were valued at $0.015 per share, or $3,000, in the aggregate.

In January 2022, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue $7,500 of its common stock for each month of the six-month term of such agreement, in arrears. In February, March and April 2022, the Company has issued a total of 1,500,000 shares of its common stock pursuant to this agreement, which shares were valued at $0.015 per share, or $22,500, in the aggregate.

Convertible Promissory Note Repayment

Tiger Trout Note. Subsequent to December 31, 2021, the Company has repaid the remaining balance, $300,000, of the Tiger Trout Note.

Loan From Third Party

Power Up Lending Group Ltd. In March 2022, the Company obtained a loan from Power Up Lending Group Ltd. which netted the Company $200,000 in proceeds. In consideration of such loan, the Company issued a $228,200 face amount promissory note (the “Power Up Note #5”), with OID of $24,450 and a one-time interest charge of $25,102, with principal and interest payable in 10 equal monthly payments of $25,330.20 beginning in May 2022. The Company has the right to repay the Power Up Note #5 at any time, without penalty. Should the Company become in default on the Power Up Note #5 , the Power Up Note #5 becomes convertible into shares of the Company’s common stock at a conversion price equal to 75% multiplied by the lowest trading price of the Company’s common stock during the 10 trading days prior to the applicable conversion date.

Other

Management has evaluated subsequent events through April 15, 2022.